Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	600,000,000	600,000,000	600,000,000
Common Stock, Shares, Issued (in shares)	26,695,287	26,334,953	6,381,541
Common Stock, Shares, Outstanding (in shares)	26,695,287	26,334,953	6,381,541